INVENTORY (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventory [Abstract]
Cost of inventories recognised as expense during period	$ 4,327,949	$ 3,353,267	$ 1,148,692
Write down of slow moving inventory	$ 0	$ 0	$ 63,169